Long-Term Debt - Euro-denominated term loans- Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] USD ($) CreditFacility	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] EUR (€)	Dec. 31, 2013 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] USD ($)	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] Minimum [Member]	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] Maximum [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,924,124	$ 1,777,507	$ 963,000			$ 284,993	€ 235,600	$ 340,221
Number of credit facilities						2	2
Reference rate for the variable rate of the debt instrument						EURIBOR	EURIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility				0.30%	2.80%				0.60%	2.25%
Debt instrument collateral, description						The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.	The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.